Private Placement (Details) - USD ($) $ / shares in Units, $ in Millions	Apr. 13, 2021	Jan. 18, 2021	Sep. 30, 2021
Private Placement (Details) [Line Items]
Purchase of warrant		7,033,334
Private placement warrant price per share		$ 10
Aggregate price		$ 9.5
Shares price			$ 0.35
Private Placement Warrants [Member]
Private Placement (Details) [Line Items]
Purchase of warrant		6,333,333
Private placement warrant price per share		$ 1.5
Over-Allotment Option [Member]
Private Placement (Details) [Line Items]
Purchase of warrant	3,259,457	40,250,000
Aggregate price		$ 10.6
Class A Ordinary Shares [Member]
Private Placement (Details) [Line Items]
Shares price		$ 11.5